Loans and Allowance for Loan Losses, Age Analysis of Past Due Loans (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Age Analysis of Past Due Loans [Abstract]
30 to 59 Days Past Due	$ 3,189,976	$ 805,025	$ 1,968,890
60-89 Days Past Due	785,162	1,095,191	635,339
Greater than 90 Days Past Due	2,224,082	2,841,039	3,598,394
Total Past Due	6,199,220	4,741,255	6,202,623
Current	221,927,831	223,465,145	231,781,774
Total Loans	228,127,051	228,206,400	237,984,397
90 Days Past Due or Greater and Accruing	684,422	684,422	684,422
Real Estate Mortgages Construction, Land Development, and Land [Member]
Age Analysis of Past Due Loans [Abstract]
30 to 59 Days Past Due	327,415	0	474,843
60-89 Days Past Due	0	232,655	234,719
Greater than 90 Days Past Due	0	255,081	1,089,719
Total Past Due	327,415	487,736	1,799,281
Current	13,491,792	12,674,724	19,992,779
Total Loans	13,819,207	13,162,460	21,792,060
90 Days Past Due or Greater and Accruing	0	0	0
Real Estate Mortgages Residential 1 to 4 Family, 1st Liens [Member]
Age Analysis of Past Due Loans [Abstract]
30 to 59 Days Past Due	2,325,354	177,908	1,390,288
60-89 Days Past Due	783,618	827,281	336,134
Greater than 90 Days Past Due	648,693	968,570	0
Total Past Due	3,757,665	1,973,759	1,726,422
Current	78,036,577	83,798,608	90,909,522
Total Loans	81,794,242	85,772,367	92,635,944
90 Days Past Due or Greater and Accruing	0	0	0
Real Estate Mortgages Residential 1 to 4 Family, Subordinate Liens [Member]
Age Analysis of Past Due Loans [Abstract]
30 to 59 Days Past Due	0	0	0
60-89 Days Past Due	0	0	0
Greater than 90 Days Past Due	0	0	0
Total Past Due	0	0	0
Current	1,932,743	2,015,355	1,660,805
Total Loans	1,932,743	2,015,355	1,660,805
90 Days Past Due or Greater and Accruing	0	0	0
Commercial Properties [Member]
Age Analysis of Past Due Loans [Abstract]
30 to 59 Days Past Due	519,766	627,117	0
60-89 Days Past Due	0	32,953	37,957
Greater than 90 Days Past Due	1,575,389	1,617,388	2,508,675
Total Past Due	2,095,155	2,277,458	2,546,632
Current	113,560,312	110,733,485	100,031,539
Total Loans	115,655,467	113,010,943	102,578,171
90 Days Past Due or Greater and Accruing	684,422	684,422	684,422
Commercial [Member]
Age Analysis of Past Due Loans [Abstract]
30 to 59 Days Past Due	0	0	103,759
60-89 Days Past Due	0	0	7,114
Greater than 90 Days Past Due	0	0	0
Total Past Due	0	0	110,873
Current	12,946,639	12,507,978	17,485,578
Total Loans	12,946,639	12,507,978	17,596,451
90 Days Past Due or Greater and Accruing	0	0	0
Consumer [Member]
Age Analysis of Past Due Loans [Abstract]
30 to 59 Days Past Due	17,441	0	0
60-89 Days Past Due	1,544	2,302	19,415
Greater than 90 Days Past Due	0	0	0
Total Past Due	18,985	2,302	19,415
Current	1,959,768	1,734,995	1,701,551
Total Loans	1,978,753	1,737,297	1,720,966
90 Days Past Due or Greater and Accruing	$ 0	$ 0	$ 0